Fair Value - Additional Information (Detail) - security	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level	76.00%	80.00%
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level	99.00%	99.00%
Dealer quoted prices, percent of FV hierarchy level	1.00%	1.00%
Fixed maturities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities	0	0
Nonredeemable preferred stocks | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities	4	3
Common equities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities	2	1